Stock Transactions And Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Transactions And Stock-Based Compensation	STOCK TRANSACTIONS AND STOCK-BASED COMPENSATION
Capital Stock
Under the Company’s amended and restated certificate of incorporation, as of September 20, 2019, the Company’s authorized capital stock consists of 500 million shares of common stock with a par value of $0.01 per share and 15 million shares of preferred stock with no par value per share. On September 17, 2019, the Company issued shares of the Company’s common stock to Danaher as partial consideration for the transfer of the Dental business by Danaher to the Company, which, together with the 100 shares of the Company’s common stock previously held by Danaher resulted in Danaher owning 127.9 million shares of the Company’s common stock. On September 20, 2019, the Company completed its IPO resulting in the issuance of an additional 30.8 million shares of its common stock. No preferred shares were issued or outstanding as of September 27, 2019.
Each share of the Company’s common stock entitles the holder to one vote on all matters to be voted upon by common stockholders. The Company’s Board of Directors is authorized to issue shares of preferred stock in one or more series and has discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock. The Board’s authority to issue preferred stock with voting rights or conversion rights that, if exercised, could adversely affect the voting power of the holders of common stock, could potentially discourage attempts by third parties to obtain control of the Company through certain types of takeover practices.
The following table summarizes the Company’s stock activity (shares in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Common stock - shares issued:
Balance, beginning of period	—	—
Shares issued to Danaher	127.9	—
Issuance of common stock	30.8	—
Balance, end of period	158.7	—

Stock-Based Compensation
For a full description of the Company’s stock-based compensation programs, refer to Note 15 of the Company’s financial statements as of and for the year ended December 31, 2018 included within the Company’s Prospectus.
The Company had no stock-based compensation plans prior to the Separation; however certain employees of the Company participated in Danaher's stock-based compensation plans, which provided for the grants of stock options, performance stock units (“PSUs”) and restricted stock units (“RSUs”) among other types of awards. The expense associated with the Company's employees who participated in the plans is allocated to the Company in the accompanying Consolidated and Combined Condensed Statements of Earnings. After the Separation, these employees continue to participate in Danaher’s stock-based compensation plans with respect to pre-Separation awards. Outstanding Danaher equity awards held by the Company’s employees at the time of the Distribution (if pursued) generally will be converted entirely into equivalent awards with respect to the Company’s common stock at the time of the Distribution, with adjustments to preserve the aggregate value of the awards. At the time of the Distribution (if pursued), outstanding equity awards of Danaher held by the Company’s employees will be converted into or replaced with awards of the Company’s common stock under the Company’s equity plan based on the “concentration method,” and will be adjusted to maintain the economic value before and after the Distribution date using the respective, relative fair market value of each of the Danaher common stock and the Company common stock.  The equity awards the Company issues in replacement of Danaher's performance-based RSUs and PSUs will retain the same terms (e.g., vesting date, expiration date and post-vesting holding period) as of the date of the conversion, except that the performance-based vesting conditions will no longer apply.
The following summarizes the components of the Company’s stock-based compensation expense ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
RSUs/PSUs:
Pretax compensation expense	$7.8	$5.8
Income tax benefit	(1.7)	(1.4)
RSUs/PSUs expense, net of income taxes	6.1	4.4
Stock options:
Pretax compensation expense	4.7	3.7
Income tax benefit	(1.0)	(0.8)
Stock option expense, net of income taxes	3.7	2.9
Total stock-based compensation:
Pretax compensation expense	12.5	9.5
Income tax benefit	(2.7)	(2.2)
Total stock-based compensation expense, net of income taxes	$9.8	$7.3

Stock-based compensation has been recognized as a component of selling, general and administrative expenses in the accompanying Consolidated and Combined Condensed Statements of Earnings. For the nine-month period ended September 27, 2019, stock-based compensation consisted of both the Company’s and Danaher’s equity awards. For the nine-month period ended September 28, 2018, stock-based compensation consisted of Danaher equity awards. As of September 27,
2019, $24 million of total unrecognized compensation cost related to RSUs/PSUs is expected to be recognized over a weighted average period of approximately three years. As of September 27, 2019, $21 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of approximately three years. Future compensation amounts will be adjusted for any changes in estimated forfeitures.
STOCK TRANSACTIONS AND STOCK-BASED COMPENSATION
The Company has no stock-based compensation plans; however certain employees of the Company participate in Parent’s stock-based compensation plan, which provides for the grants of stock options, RSUs and PSUs among other types of awards. The expense associated with the Company’s employees who participate in such plan is allocated to the Company in the accompanying Combined Statements of Earnings.
Stock options, RSUs and PSUs have been issued to directors, officers and other employees under Parent’s 2007 Omnibus Incentive Plan. Stock options granted under Parent’s 2007 Omnibus Incentive Plan generally vest pro rata over a five-year period and terminate ten years from the grant date, though the specific terms of each grant are determined by the Compensation Committee of Parent’s Board (the “Compensation Committee”). Parent’s executive officers and certain other employees have been awarded options with different vesting criteria. Option exercise prices for options granted by Parent equal the closing price of Parent’s common stock on the New York Stock Exchange (“NYSE”) on the date of grant.
RSUs issued under Parent’s 2007 Omnibus Incentive Plan provide for the issuance of a share of Parent’s common stock at no cost to the holder. The RSUs that have been granted to employees under Parent’s 2007 Omnibus Incentive Plan generally provide for time-based vesting over a five-year period, although executive officers and certain other employees have been awarded RSUs with different time-based vesting criteria, and RSUs granted to members of the Company’s senior management have also been subject to performance-based vesting criteria. Prior to vesting, RSUs granted under Parent’s 2007 Omnibus Incentive Plan do not have dividend equivalent rights, do not have voting rights and the shares underlying the RSUs are not considered issued and outstanding.
In 2015, Parent introduced into its executive officer equity compensation program performance-based PSUs that vest over approximately a three-year performance period and are subject to an additional two-year holding period. The PSUs were issued under Parent’s 2007 Omnibus Incentive Plan. PSUs granted under the 2007 Omnibus Incentive Plan have dividend equivalent rights (which are subject to the same vesting and holding restrictions as the related shares), but do not have voting rights and the shares underlying the PSUs are not considered issued and outstanding.
The equity compensation awards granted by Parent generally vest only if the employee is employed by Parent (or in the case of directors, the director continues to serve on Parent’s Board) on the vesting date or in other limited circumstances. To cover the exercise of options and vesting of RSUs and PSUs, Parent generally issues new shares from its authorized but unissued share pool, although it may instead issue treasury shares in certain circumstances.
Parent accounts for stock-based compensation by measuring the cost of employee services received in exchange for all equity awards granted, including stock options, RSUs and PSUs, based on the fair value of the award as of the grant date. The Company recognizes the compensation expense for employees participating in Parent’s stock plans over the requisite service period (which is generally the vesting period but may be shorter than the vesting period if the employee becomes retirement eligible before the end of the vesting period). The fair value for RSU awards was calculated using the closing price of Parent’s common stock on the date of grant, adjusted for the fact that RSUs do not accrue dividends. The fair value of the options granted was calculated using a Black-Scholes Merton option pricing model (“Black-Scholes”).
The following summarizes the assumptions used in the Black-Scholes model to value options granted during the years ended December 31:

	2018	2017	2016
Risk-free interest rate	2.6 – 3.1%	1.8 – 2.2%	1.2 – 1.8%
Weighted average volatility	21.4%	17.9%	24.3%
Dividend yield	0.6%	0.7%	0.6%
Expected years until exercise	5.0 – 8.0	5.0 – 8.0	5.5 – 8.0

The Black-Scholes model incorporates assumptions to value stock-based awards. The risk-free rate of interest for periods within the contractual life of the option is based on a zero-coupon U.S. government instrument whose maturity period equals or approximates the option’s expected term. Expected volatility is based on implied volatility from traded options on Parent’s stock and historical volatility of Parent’s stock. The dividend yield is calculated by dividing Parent’s annual dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date. To estimate the option exercise timing used in the valuation model, in addition to considering the vesting period and contractual term of the option, Parent analyzes and considers actual historical exercise experience for previously granted options. Parent stratifies its employee population into multiple groups for option valuation and attribution purposes based upon distinctive patterns of forfeiture rates and option holding periods, as indicated by the ranges set forth in the table above for risk-free interest rate and expected years until exercise.
The amount of stock-based compensation expense recognized during a period is also based on the portion of the awards that are ultimately expected to vest. Parent estimates pre-vesting forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of awards that actually vest.
The following summarizes the components of the Company’s stock-based compensation expense under Parent’s stock plans for the years ended December 31 ($ in millions):

	2018	2017	2016
RSUs/PSUs:
Pretax compensation expense	$8.2	$7.6	$6.3
Income tax benefit	(2.1)	(2.5)	(2.1)
RSU/PSU expense, net of income taxes	6.1	5.1	4.2
Stock options:
Pretax compensation expense	5.1	4.7	4.2
Income tax benefit	(1.3)	(1.6)	(1.4)
Stock option expense, net of income taxes	3.8	3.1	2.8
Total stock-based compensation:
Pretax compensation expense	13.3	12.3	10.5
Income tax benefit	(3.4)	(4.1)	(3.5)
Total stock-based compensation expense, net of income taxes	$9.9	$8.2	$7.0

Stock-based compensation has been recognized as a component of selling, general and administrative expenses in the accompanying Combined Statements of Earnings. As of December 31, 2018, $16 million of total unrecognized compensation cost related to RSUs/PSUs is expected to be recognized over a weighted average period of approximately two years. As of December 31, 2018, $14 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of approximately three years. Future compensation amounts will be adjusted for any changes in estimated forfeitures.
The following summarizes the Company’s option activity under Parent’s stock plans (in millions; except price per share and numbers of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2016	2.2	$45.75
Granted	0.5	67.56
Exercised	(0.5)	34.54
Cancelled/forfeited	(0.3)	59.47
Outstanding as of December 31, 2016	1.9	52.27
Granted	0.5	86.06
Exercised	(0.4)	38.49
Cancelled/forfeited	(0.3)	60.74
Outstanding as of December 31, 2017	1.7	63.95
Granted	0.5	99.41
Exercised	(0.3)	48.25
Cancelled/forfeited	(0.2)	78.61
Outstanding as of December 31, 2018	1.7	$75.43	7	$52.6
Vested and expected to vest as of December 31, 2018 (1)	1.6	$72.87	7	$49.7
Vested as of December 31, 2018	0.7	$54.54	5	$31.9
______________

(1)	The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.
The aggregate intrinsic value in the table above represents the total pretax intrinsic value (the difference between Parent’s closing stock price on the last trading day of 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2018. The amount of aggregate intrinsic value will change based on the price of Parent’s common stock.
Options outstanding as of December 31, 2018 are summarized below (in millions; except price per share and numbers of years):

	Outstanding			Exercisable
Exercise Price	Shares	Average Exercise Price	Average Remaining Life (in years)	Shares	Average Exercise Price
$19.89 to 40.45	0.2	$35.68	3	0.2	$35.80
$40.46 to 59.17	0.2	54.85	5	0.2	52.78
$59.18 to 65.95	0.3	65.84	7	0.1	65.75
$65.96 to 79.63	0.2	70.76	7	0.1	67.77
$79.64 to 101.65	0.8	93.74	9	0.1	85.97

The aggregate intrinsic value of options exercised during the years ended December 31, 2018, 2017 and 2016 was $19 million, $18 million and $20 million, respectively. Exercise of options during the years ended December 31, 2018, 2017 and 2016 resulted in cash receipts of $14 million, $17 million and $19 million, respectively. Upon exercise of the award by the employee, Parent derives a tax deduction measured by the excess of the market value over the grant price at the date of exercise. Parent realized a tax benefit of $3 million, $6 million and $7 million in 2018, 2017 and 2016, respectively, related to the exercise of employee stock options.
The following summarizes information on unvested RSUs and PSUs activity (in millions; except weighted average grant-date fair value):

	Number of RSUs/PSUs	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2016	0.5	$55.33
Granted	0.2	66.43
Vested	(0.1)	49.16
Forfeited	(0.1)	58.20
Unvested at December 31, 2016	0.5	60.43
Granted	0.1	85.22
Vested	(0.1)	55.83
Forfeited	(0.1)	68.04
Unvested at December 31, 2017	0.4	65.88
Granted	0.2	98.26
Vested	(0.1)	65.81
Forfeited	(0.1)	77.38
Unvested at December 31, 2018	0.4	79.21

The Company realized a tax benefit of $2 million in each of the years ended December 31, 2018, 2017 and 2016, respectively, related to the vesting of RSUs and PSUs.
Prior to the adoption of ASU 2016-09 in 2017, the difference between the actual tax benefit realized upon exercise and the tax benefit recorded based on the fair value of the stock award at the time of grant (the “excess tax benefits”) was recorded as an increase to net Parent investment and was reflected as a financing cash flow in 2016. For the year ended December 31, 2016 the Company recorded an increase to additional paid-in-capital and a financing cash flow of $5.6 million for the excess tax benefit. As a result of the adoption of ASU 2016-09, the excess tax benefit of $3.3 million and $4.9 million related to the exercise of employee stock options and vesting of RSUs for the years ended December 31, 2018 and 2017, respectively, has been recorded as a reduction to the current income tax provision and is reflected as an operating cash inflow in the accompanying Combined Statements of Cash Flows.
In connection with the exercise of certain stock options and the vesting of RSUs previously issued by Parent, a number of shares sufficient to fund statutory minimum tax withholding requirements has been withheld from the total shares issued or released to the award holder (though under the terms of the applicable plan, the shares are considered to have been issued and are not added back to the pool of shares available for grant). During the year ended December 31, 2018, 41 thousand shares with an aggregate value of $4 million were withheld to satisfy the requirement. During the year ended December 31, 2017, 37 thousand shares with an aggregate value of $3 million were withheld to satisfy the requirement. The withholding is treated as a reduction in net Parent investment in the accompanying Combined Statements of Changes in Equity.